Financial Instruments - Schedule of Fair Value Measurement of Assets and Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	¥ 15,108,792	¥ 13,957,750
Liabilities	7,834,788	7,603,078
Fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	413,709	344,769
Liabilities	34,677	48,860
Fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	13,783	15,261
Fair value | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	11,325	25,460
Fair value | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	7,772	8,139
Fair value | Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	1,797
Fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	17,617	17,131
Fair value | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	102,606	62,522
Fair value | Investments in convertible notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	13,459	11,435
Fair value | Investments in debt instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,113	1,063
Fair value | Financial assets associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	12,293	23,806
Fair value | Trade and other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	83,734	71,080
Fair value | Equity instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	182,887	157,731
Fair value | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	93,962	74,495
Liabilities	0	0
Fair value | Level 1 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 1 | Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0
Fair value | Level 1 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Investments in convertible notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Investments in debt instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Financial assets associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Trade and other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 1 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	93,962	74,495
Fair value | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	194,851	144,144
Liabilities	16,002	34,131
Fair value | Level 2 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	4,677	8,672
Fair value | Level 2 | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	11,325	25,460
Fair value | Level 2 | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 2 | Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0
Fair value | Level 2 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	8,511	10,542
Fair value | Level 2 | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	102,606	62,522
Fair value | Level 2 | Investments in convertible notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 2 | Investments in debt instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 2 | Financial assets associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 2 | Trade and other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	83,734	71,080
Fair value | Level 2 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	124,896	126,129
Liabilities	18,675	14,728
Fair value | Level 3 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	9,106	6,589
Fair value | Level 3 | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Fair value | Level 3 | Financial liabilities associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	7,772	8,139
Fair value | Level 3 | Other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	1,797
Fair value | Level 3 | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	9,106	6,589
Fair value | Level 3 | Derivatives | Derivative hedging instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 3 | Investments in convertible notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	13,459	11,435
Fair value | Level 3 | Investments in debt instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	1,113	1,063
Fair value | Level 3 | Financial assets associated with contingent consideration arrangements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	12,293	23,806
Fair value | Level 3 | Trade and other receivables
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Fair value | Level 3 | Equity instruments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	¥ 88,925	¥ 83,236